Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Sep. 30, 2019	Dec. 31, 2018
Non-current assets
Goodwill	€ 1,862.9	€ 1,861.0
Intangibles	2,082.6	2,087.2
Property, plant and equipment	416.6	348.8
Other receivables	2.1	2.6
Derivative financial instruments	35.5	35.7
Deferred tax assets	86.2	68.7
Total non-current assets	4,485.9	4,404.0
Current assets
Cash and cash equivalents	721.5	327.6
Inventories	392.3	342.5
Trade and other receivables	154.0	173.9
Indemnification assets	35.4	79.4
Short-term deposits, not classified as cash equivalents	25.0	0.0
Derivative financial instruments	14.1	13.4
Total current assets	1,342.3	936.8
Total assets	5,828.2	5,340.8
Current liabilities
Trade and other payables	502.0	571.6
Current tax payable	215.5	201.2
Provisions	42.2	44.3
Loans and borrowings	26.6	21.4
Derivative financial instruments	1.5	1.5
Total current liabilities	787.8	840.0
Non-current liabilities
Loans and borrowings	1,870.4	1,742.9
Employee benefits	259.5	200.6
Trade and other payables	0.0	1.3
Provisions	5.9	69.4
Derivative financial instruments	20.8	35.4
Deferred tax liabilities	389.3	392.1
Total non-current liabilities	2,545.9	2,441.7
Total liabilities	3,333.7	3,281.7
Net assets	2,494.5	2,059.1
Equity attributable to equity holders
Share capital	0.0	0.0
Capital reserve	2,095.0	1,748.5
Share based compensation reserve	18.8	9.4
Founder Preferred Shares Dividend reserve	370.1	372.6
Translation reserve	87.1	88.8
Cash flow hedging reserve	(2.3)	8.5
Accumulated deficit reserve	(73.1)	(167.9)
Total equity	2,495.6	2,059.9
Non-controlling interests	(1.1)	(0.8)
Equity	€ 2,494.5	€ 2,059.1